CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) [Abstract]
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